Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Results of Businesses
Table 103: Results of Businesses

		Corporate &	Asset
Year ended December 31	Retail	Institutional	Management
In millions	Banking	Banking	Group	BlackRock	Other	Consolidated (a)
2016
Income Statement
Net interest income	$4,509	$3,181	$300		$401	$8,391
Noninterest income	2,693	2,035	851	$685	507	6,771
Total revenue	7,202	5,216	1,151	685	908	15,162
Provision for credit losses (benefit)	297	177	(6)		(35)	433
Depreciation and amortization	175	153	45		470	843
Other noninterest expense	5,116	2,069	780		668	8,633
Income (loss) before income taxes and noncontrolling interests	1,614	2,817	332	685	(195)	5,253
Income taxes (benefit)	591	908	122	153	(506)	1,268
Net income	$1,023	$1,909	$210	$532	$311	$3,985
Average Assets (b)	$85,871	$140,309	$7,707	$7,118	$120,255	$361,260
2015
Income Statement
Net interest income	$4,306	$3,144	$292		$536	$8,278
Noninterest income	2,781	1,947	869	$717	633	6,947
Total revenue	7,087	5,091	1,161	717	1,169	15,225
Provision for credit losses (benefit)	253	78	9		(85)	255
Depreciation and amortization	187	149	44		429	809
Other noninterest expense	5,257	2,038	802		557	8,654
Income before income taxes and noncontrolling interests	1,390	2,826	306	717	268	5,507
Income taxes (benefit)	506	934	112	169	(357)	1,364
Net income	$884	$1,892	$194	$548	$625	$4,143
Average Assets (b)	$86,977	$133,754	$7,920	$6,983	$119,330	$354,964
2014
Income Statement
Net interest income	$3,775	$3,461	$258		$1,031	$8,525
Noninterest income	2,740	1,756	818	$703	833	6,850
Total revenue	6,515	5,217	1,076	703	1,864	15,375
Provision for credit losses (benefit)	285	90	(1)		(101)	273
Depreciation and amortization	190	139	41		406	776
Other noninterest expense	5,176	1,978	778		780	8,712
Income before income taxes and noncontrolling interests	864	3,010	258	703	779	5,614
Income taxes (benefit)	314	1,010	95	173	(185)	1,407
Net income	$550	$2,000	$163	$530	$964	$4,207
Average Assets (b)	$88,869	$124,633	$7,712	$6,640	$99,999	$327,853
(a)	There were no material intersegment revenues for the years ended 2016, 2015 and 2014.
(b)	Period-end balances for BlackRock.